Average Annual Total Returns{- Franklin FTSE Asia ex Japan ETF} - Franklin Templeton ETF Trust 5-14 - Franklin FTSE Asia ex Japan ETF	Franklin FTSE Asia ex Japan ETF Return Before Taxes Past 1 year	Franklin FTSE Asia ex Japan ETF Return Before Taxes Since Inception	Franklin FTSE Asia ex Japan ETF After Taxes on Distributions Past 1 year	Franklin FTSE Asia ex Japan ETF After Taxes on Distributions Since Inception	Franklin FTSE Asia ex Japan ETF After Taxes on Distributions and Sales Past 1 year	Franklin FTSE Asia ex Japan ETF After Taxes on Distributions and Sales Since Inception	FTSE Asia ex Japan Capped Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	FTSE Asia ex Japan Capped Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	17.32%	0.07%	16.42%	(0.82%)	10.42%	(0.30%)	17.60%	0.27%